Related party transactions (Details) - Schedule of receivables and liabilities to shareholders - EUR (€) € in Thousands		Dec. 31, 2022	Dec. 31, 2021
Related party transactions (Details) - Schedule of receivables and liabilities to shareholders [Line Items]
Receivables		€ 308	€ 2,133
Payables		2,372	3,005
Transactions with shareholders [Member]
Related party transactions (Details) - Schedule of receivables and liabilities to shareholders [Line Items]
Receivables	[1]	96	2,108
Payables	[1]	216	311
Transactions with affiliated companies [Member]
Related party transactions (Details) - Schedule of receivables and liabilities to shareholders [Line Items]
Receivables	[1]	212	25
Payables	[1]	2,144	2,685
Transactions with associated companies [Member]
Related party transactions (Details) - Schedule of receivables and liabilities to shareholders [Line Items]
Receivables
Payables		€ 12	€ 8

[1]	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.